Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023		$ 41,110	$ 2,799,035	$ (3,217,901)	$ 119,651	$ (258,105)
Balance, shares at Dec. 31, 2023		41,109,458
Net income (loss)				(2,203,628)		(2,203,628)
Foreign currency translation, net tax					(35,823)	(35,823)
Balance at Dec. 31, 2024		$ 41,110	2,799,035	(5,421,529)	83,828	(2,497,556)
Balance, shares at Dec. 31, 2024		41,109,458
Issue of Shares
Net income (loss)				2,867,644		2,867,644
Foreign currency translation, net tax					(82,842)	(82,842)
Balance at Dec. 31, 2025		$ 41,110	$ 2,799,035	$ (2,553,885)	$ 986	$ 287,246
Balance, shares at Dec. 31, 2025		41,109,458